EMPLOYEE BENEFIT (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
EMPLOYEE BENEFIT
Employee benefit expenses	¥ 177,521	¥ 77,708	¥ 103,600